Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000078064 | Microsoft Corp8623173
Holdings [Line Items]
Percent of Total Investments	4.00%
C000078064 | Apple Inc8623446
Holdings [Line Items]
Percent of Total Investments	3.70%
C000078064 | Meta Platforms Inc8623164
Holdings [Line Items]
Percent of Total Investments	3.10%
C000078064 | NVIDIA Corp8623207
Holdings [Line Items]
Percent of Total Investments	2.80%
C000078064 | Visa Inc8623363
Holdings [Line Items]
Percent of Total Investments	2.20%
C000078064 | Amazon.com Inc8623422
Holdings [Line Items]
Percent of Total Investments	1.90%
C000078064 | Johnson & Johnson8623697
Holdings [Line Items]
Percent of Total Investments	1.70%
C000078064 | Broadcom Inc8623487
Holdings [Line Items]
Percent of Total Investments	1.40%
C000078064 | Citigroup Inc8623518
Holdings [Line Items]
Percent of Total Investments	1.30%
C000078064 | Alphabet Inc8623416
Holdings [Line Items]
Percent of Total Investments	1.20%
C000078064 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078064 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000078064 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000078064 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078064 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078064 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000078064 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000078064 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000078064 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000078064 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000078064 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000078064 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000078064 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000147400 | Microsoft Corp8623173
Holdings [Line Items]
Percent of Total Investments	4.00%
C000147400 | Apple Inc8623446
Holdings [Line Items]
Percent of Total Investments	3.70%
C000147400 | Meta Platforms Inc8623164
Holdings [Line Items]
Percent of Total Investments	3.10%
C000147400 | NVIDIA Corp8623207
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147400 | Visa Inc8623363
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147400 | Amazon.com Inc8623422
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147400 | Johnson & Johnson8623697
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147400 | Broadcom Inc8623487
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147400 | Citigroup Inc8623518
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147400 | Alphabet Inc8623416
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147400 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147400 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147400 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147400 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147400 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147400 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147400 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000147400 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000147400 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000147400 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000147400 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000147400 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000147400 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000018198 | AT&T Inc8612677
Holdings [Line Items]
Percent of Total Investments	3.30%
C000018198 | Citigroup Inc8612701
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018198 | Exxon Mobil Corp8612524
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018198 | Comcast Corp8612706
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018198 | Kroger Co/The8612576
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018198 | Johnson & Johnson8612567
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018198 | JPMorgan Chase & Co8612570
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018198 | Bank of America Corp8612679
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018198 | Wells Fargo & Co8612755
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018198 | Philip Morris International Inc8612620
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018198 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018198 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018198 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018198 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018198 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018198 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018198 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000018198 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018198 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018198 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000018198 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000018198 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000018198 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018197 | AT&T Inc8612677
Holdings [Line Items]
Percent of Total Investments	3.30%
C000018197 | Citigroup Inc8612701
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018197 | Exxon Mobil Corp8612524
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018197 | Comcast Corp8612706
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018197 | Kroger Co/The8612576
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018197 | Johnson & Johnson8612567
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018197 | JPMorgan Chase & Co8612570
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018197 | Bank of America Corp8612679
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018197 | Wells Fargo & Co8612755
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018197 | Philip Morris International Inc8612620
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018197 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018197 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018197 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018197 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018197 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018197 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018197 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000018197 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018197 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018197 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000018197 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000018197 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000018197 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000147390 | AT&T Inc8612677
Holdings [Line Items]
Percent of Total Investments	3.30%
C000147390 | Citigroup Inc8612701
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147390 | Exxon Mobil Corp8612524
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147390 | Comcast Corp8612706
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147390 | Kroger Co/The8612576
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147390 | Johnson & Johnson8612567
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147390 | JPMorgan Chase & Co8612570
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147390 | Bank of America Corp8612679
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147390 | Wells Fargo & Co8612755
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147390 | Philip Morris International Inc8612620
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147390 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147390 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147390 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147390 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147390 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147390 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000147390 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000147390 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000147390 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000147390 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000147390 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000147390 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000147390 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018193 | Microsoft Corp8609834
Holdings [Line Items]
Percent of Total Investments	9.20%
C000018193 | NVIDIA Corp8609856
Holdings [Line Items]
Percent of Total Investments	7.10%
C000018193 | Apple Inc8609631
Holdings [Line Items]
Percent of Total Investments	6.70%
C000018193 | Amazon.com Inc8609623
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018193 | Meta Platforms Inc8609826
Holdings [Line Items]
Percent of Total Investments	4.50%
C000018193 | U.S. Treasury Bills8610009
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018193 | Alphabet Inc8609617
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018193 | Netflix Inc8609850
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018193 | AutoZone Inc8609643
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018193 | TJX Cos Inc/The8609952
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018193 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018193 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018193 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018193 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018193 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018193 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018193 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018193 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000018193 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000018193 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018193 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018193 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000018193 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000018193 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000018193 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018192 | Microsoft Corp8609834
Holdings [Line Items]
Percent of Total Investments	9.20%
C000018192 | NVIDIA Corp8609856
Holdings [Line Items]
Percent of Total Investments	7.10%
C000018192 | Apple Inc8609631
Holdings [Line Items]
Percent of Total Investments	6.70%
C000018192 | Amazon.com Inc8609623
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018192 | Meta Platforms Inc8609826
Holdings [Line Items]
Percent of Total Investments	4.50%
C000018192 | U.S. Treasury Bills8610009
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018192 | Alphabet Inc8609617
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018192 | Netflix Inc8609850
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018192 | AutoZone Inc8609643
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018192 | TJX Cos Inc/The8609952
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018192 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018192 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018192 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018192 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018192 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018192 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018192 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018192 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000018192 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000018192 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018192 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018192 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000018192 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000018192 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000018192 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147387 | Microsoft Corp8609834
Holdings [Line Items]
Percent of Total Investments	9.20%
C000147387 | NVIDIA Corp8609856
Holdings [Line Items]
Percent of Total Investments	7.10%
C000147387 | Apple Inc8609631
Holdings [Line Items]
Percent of Total Investments	6.70%
C000147387 | Amazon.com Inc8609623
Holdings [Line Items]
Percent of Total Investments	4.70%
C000147387 | Meta Platforms Inc8609826
Holdings [Line Items]
Percent of Total Investments	4.50%
C000147387 | U.S. Treasury Bills8610009
Holdings [Line Items]
Percent of Total Investments	3.50%
C000147387 | Alphabet Inc8609617
Holdings [Line Items]
Percent of Total Investments	3.40%
C000147387 | Netflix Inc8609850
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147387 | AutoZone Inc8609643
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147387 | TJX Cos Inc/The8609952
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147387 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147387 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147387 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147387 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147387 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147387 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147387 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147387 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000147387 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000147387 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000147387 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000147387 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000147387 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000147387 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000147387 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000198269 | Apple Inc8608698
Holdings [Line Items]
Percent of Total Investments	6.30%
C000198269 | Microsoft Corp8609764
Holdings [Line Items]
Percent of Total Investments	5.30%
C000198269 | NVIDIA Corp8609877
Holdings [Line Items]
Percent of Total Investments	4.90%
C000198269 | Amazon.com Inc8608635
Holdings [Line Items]
Percent of Total Investments	3.40%
C000198269 | Meta Platforms Inc8609751
Holdings [Line Items]
Percent of Total Investments	2.40%
C000198269 | Berkshire Hathaway Inc8608790
Holdings [Line Items]
Percent of Total Investments	1.90%
C000198269 | Alphabet Inc8608629
Holdings [Line Items]
Percent of Total Investments	1.70%
C000198269 | Broadcom Inc8608842
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198269 | Alphabet Inc8608631
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198269 | Tesla Inc8610280
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198269 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198269 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198269 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000198269 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198269 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198269 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198269 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000198269 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000198269 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000198269 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000198269 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000198269 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000198269 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000018201 | Microsoft Corp8617179
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018201 | Apple Inc8616905
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018201 | Johnson & Johnson8617124
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018201 | Moody's Corp8617185
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018201 | Alphabet Inc8616878
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018201 | Alphabet Inc8616880
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018201 | Mastercard Inc8617163
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018201 | Meta Platforms Inc8617172
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018201 | Visa Inc8617344
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018201 | JPMorgan Chase & Co8617128
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018201 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018201 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018201 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018201 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018201 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018201 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018201 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018201 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000018201 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000018201 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000018201 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000018201 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000018201 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000147392 | Microsoft Corp8617179
Holdings [Line Items]
Percent of Total Investments	4.70%
C000147392 | Apple Inc8616905
Holdings [Line Items]
Percent of Total Investments	3.60%
C000147392 | Johnson & Johnson8617124
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147392 | Moody's Corp8617185
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147392 | Alphabet Inc8616878
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147392 | Alphabet Inc8616880
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147392 | Mastercard Inc8617163
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147392 | Meta Platforms Inc8617172
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147392 | Visa Inc8617344
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147392 | JPMorgan Chase & Co8617128
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147392 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147392 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147392 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000147392 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147392 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147392 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147392 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000147392 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000147392 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000147392 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000147392 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000147392 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000147392 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000051280 | Apple Inc8608662
Holdings [Line Items]
Percent of Total Investments	6.90%
C000051280 | Microsoft Corp8609213
Holdings [Line Items]
Percent of Total Investments	5.80%
C000051280 | NVIDIA Corp8609274
Holdings [Line Items]
Percent of Total Investments	5.50%
C000051280 | Amazon.com Inc8608628
Holdings [Line Items]
Percent of Total Investments	3.70%
C000051280 | Meta Platforms Inc8609201
Holdings [Line Items]
Percent of Total Investments	2.60%
C000051280 | Berkshire Hathaway Inc8608707
Holdings [Line Items]
Percent of Total Investments	2.00%
C000051280 | Alphabet Inc8608622
Holdings [Line Items]
Percent of Total Investments	1.90%
C000051280 | Broadcom Inc8608727
Holdings [Line Items]
Percent of Total Investments	1.60%
C000051280 | Alphabet Inc8608624
Holdings [Line Items]
Percent of Total Investments	1.50%
C000051280 | Tesla Inc8609462
Holdings [Line Items]
Percent of Total Investments	1.50%
C000051280 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051280 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000051280 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000051280 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000051280 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051280 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000051280 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000051280 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000051280 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000051280 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000051280 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000051280 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000051280 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000051282 | Apple Inc8608662
Holdings [Line Items]
Percent of Total Investments	6.90%
C000051282 | Microsoft Corp8609213
Holdings [Line Items]
Percent of Total Investments	5.80%
C000051282 | NVIDIA Corp8609274
Holdings [Line Items]
Percent of Total Investments	5.50%
C000051282 | Amazon.com Inc8608628
Holdings [Line Items]
Percent of Total Investments	3.70%
C000051282 | Meta Platforms Inc8609201
Holdings [Line Items]
Percent of Total Investments	2.60%
C000051282 | Berkshire Hathaway Inc8608707
Holdings [Line Items]
Percent of Total Investments	2.00%
C000051282 | Alphabet Inc8608622
Holdings [Line Items]
Percent of Total Investments	1.90%
C000051282 | Broadcom Inc8608727
Holdings [Line Items]
Percent of Total Investments	1.60%
C000051282 | Alphabet Inc8608624
Holdings [Line Items]
Percent of Total Investments	1.50%
C000051282 | Tesla Inc8609462
Holdings [Line Items]
Percent of Total Investments	1.50%
C000051282 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051282 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000051282 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000051282 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000051282 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051282 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000051282 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000051282 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000051282 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000051282 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000051282 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000051282 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000051282 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000078067 | Old National Bancorp/IN8624551
Holdings [Line Items]
Percent of Total Investments	1.60%
C000078067 | CNO Financial Group Inc8624024
Holdings [Line Items]
Percent of Total Investments	1.30%
C000078067 | Corcept Therapeutics Inc8624070
Holdings [Line Items]
Percent of Total Investments	1.20%
C000078067 | Columbia Banking System Inc8624041
Holdings [Line Items]
Percent of Total Investments	1.10%
C000078067 | Sprouts Farmers Market Inc8624813
Holdings [Line Items]
Percent of Total Investments	1.10%
C000078067 | ExlService Holdings Inc8624155
Holdings [Line Items]
Percent of Total Investments	1.10%
C000078067 | Mr Cooper Group Inc8624496
Holdings [Line Items]
Percent of Total Investments	1.00%
C000078067 | Urban Outfitters Inc8624930
Holdings [Line Items]
Percent of Total Investments	1.00%
C000078067 | Encompass Health Corp8624124
Holdings [Line Items]
Percent of Total Investments	0.80%
C000078067 | Stride Inc8624843
Holdings [Line Items]
Percent of Total Investments	0.80%
C000078067 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078067 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000078067 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000078067 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000078067 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000078067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000078067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000078067 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000078067 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147401 | Old National Bancorp/IN8624551
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147401 | CNO Financial Group Inc8624024
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147401 | Corcept Therapeutics Inc8624070
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147401 | Columbia Banking System Inc8624041
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147401 | Sprouts Farmers Market Inc8624813
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147401 | ExlService Holdings Inc8624155
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147401 | Mr Cooper Group Inc8624496
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147401 | Urban Outfitters Inc8624930
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147401 | Encompass Health Corp8624124
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147401 | Stride Inc8624843
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147401 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147401 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000147401 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147401 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147401 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000147401 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000147401 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000147401 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000147401 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147401 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000147401 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000147401 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000147401 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000147401 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018195 | CNO Financial Group Inc8610197
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018195 | Jackson Financial Inc8610453
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018195 | Columbia Banking System Inc8610205
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018195 | Old National Bancorp/IN8610580
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018195 | Photronics Inc8610639
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018195 | Sanmina Corp8610717
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018195 | Zions Bancorp NA8610021
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018195 | Lincoln National Corp8610489
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018195 | Alkermes PLC8610044
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018195 | Commercial Metals Co8610209
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018195 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018195 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018195 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018195 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018195 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018195 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018195 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018195 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000018195 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018195 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000018195 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018195 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000018195 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018195 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018194 | CNO Financial Group Inc8610197
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018194 | Jackson Financial Inc8610453
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018194 | Columbia Banking System Inc8610205
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018194 | Old National Bancorp/IN8610580
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018194 | Photronics Inc8610639
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018194 | Sanmina Corp8610717
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018194 | Zions Bancorp NA8610021
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018194 | Lincoln National Corp8610489
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018194 | Alkermes PLC8610044
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018194 | Commercial Metals Co8610209
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018194 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018194 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018194 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018194 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018194 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018194 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018194 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018194 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000018194 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018194 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000018194 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018194 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000018194 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018194 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147388 | CNO Financial Group Inc8610197
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147388 | Jackson Financial Inc8610453
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147388 | Columbia Banking System Inc8610205
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147388 | Old National Bancorp/IN8610580
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147388 | Photronics Inc8610639
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147388 | Sanmina Corp8610717
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147388 | Zions Bancorp NA8610021
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147388 | Lincoln National Corp8610489
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147388 | Alkermes PLC8610044
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147388 | Commercial Metals Co8610209
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147388 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147388 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000147388 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147388 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147388 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000147388 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000147388 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147388 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000147388 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147388 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000147388 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000147388 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000147388 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000147388 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018191 | ExlService Holdings Inc8616275
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018191 | Corcept Therapeutics Inc8616218
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018191 | Sprouts Farmers Market Inc8615914
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018191 | BellRing Brands Inc8616129
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018191 | Adtalem Global Education Inc8616044
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018191 | Mr Cooper Group Inc8615744
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018191 | Brinker International Inc8616157
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018191 | Stride Inc8615928
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018191 | Paycom Software Inc8615801
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018191 | Mueller Water Products Inc8615746
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018191 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018191 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018191 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018191 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018191 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018191 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018191 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018191 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000018191 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018191 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000018191 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000018191 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000018191 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000018190 | ExlService Holdings Inc8616275
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018190 | Corcept Therapeutics Inc8616218
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018190 | Sprouts Farmers Market Inc8615914
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018190 | BellRing Brands Inc8616129
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018190 | Adtalem Global Education Inc8616044
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018190 | Mr Cooper Group Inc8615744
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018190 | Brinker International Inc8616157
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018190 | Stride Inc8615928
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018190 | Paycom Software Inc8615801
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018190 | Mueller Water Products Inc8615746
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018190 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018190 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018190 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018190 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018190 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018190 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018190 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018190 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000018190 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018190 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000018190 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000018190 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000018190 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000147386 | ExlService Holdings Inc8616275
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147386 | Corcept Therapeutics Inc8616218
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147386 | Sprouts Farmers Market Inc8615914
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147386 | BellRing Brands Inc8616129
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147386 | Adtalem Global Education Inc8616044
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147386 | Mr Cooper Group Inc8615744
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147386 | Brinker International Inc8616157
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147386 | Stride Inc8615928
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147386 | Paycom Software Inc8615801
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147386 | Mueller Water Products Inc8615746
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147386 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147386 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147386 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147386 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147386 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147386 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147386 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000147386 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000147386 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147386 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000147386 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000147386 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000147386 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000018202 | Jackson Financial Inc8617967
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018202 | CNO Financial Group Inc8617629
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018202 | ExlService Holdings Inc8617788
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018202 | Lincoln National Corp8618016
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018202 | Axon Enterprise Inc8617497
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018202 | Columbia Banking System Inc8617640
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018202 | Commercial Metals Co8617647
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018202 | Old National Bancorp/IN8618128
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018202 | Urban Outfitters Inc8618457
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018202 | FNB Corp/PA8617822
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018202 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018202 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018202 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018202 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018202 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018202 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018202 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000018202 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018202 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000018202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000018202 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000018202 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000018202 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147393 | Jackson Financial Inc8617967
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147393 | CNO Financial Group Inc8617629
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147393 | ExlService Holdings Inc8617788
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147393 | Lincoln National Corp8618016
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147393 | Axon Enterprise Inc8617497
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147393 | Columbia Banking System Inc8617640
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147393 | Commercial Metals Co8617647
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147393 | Old National Bancorp/IN8618128
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147393 | Urban Outfitters Inc8618457
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147393 | FNB Corp/PA8617822
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147393 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147393 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147393 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147393 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147393 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000147393 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147393 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000147393 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000147393 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147393 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000147393 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000147393 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000147393 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000147393 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018199 | Keysight Technologies Inc8616629
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018199 | Cheniere Energy Inc8616450
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018199 | Howmet Aerospace Inc8616601
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018199 | Genpact Ltd8616577
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018199 | Allstate Corp/The8616377
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018199 | Cboe Global Markets Inc8616439
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018199 | Ross Stores Inc8616735
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018199 | Expedia Group Inc8616548
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018199 | M&T Bank Corp8616649
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018199 | Hasbro Inc8616591
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018199 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018199 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018199 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018199 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018199 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018199 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018199 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018199 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000018199 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018199 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000018199 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000018199 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000018199 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000018199 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018199 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030067 | Keysight Technologies Inc8616629
Holdings [Line Items]
Percent of Total Investments	1.80%
C000030067 | Cheniere Energy Inc8616450
Holdings [Line Items]
Percent of Total Investments	1.50%
C000030067 | Howmet Aerospace Inc8616601
Holdings [Line Items]
Percent of Total Investments	1.50%
C000030067 | Genpact Ltd8616577
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030067 | Allstate Corp/The8616377
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030067 | Cboe Global Markets Inc8616439
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030067 | Ross Stores Inc8616735
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030067 | Expedia Group Inc8616548
Holdings [Line Items]
Percent of Total Investments	0.90%
C000030067 | M&T Bank Corp8616649
Holdings [Line Items]
Percent of Total Investments	0.90%
C000030067 | Hasbro Inc8616591
Holdings [Line Items]
Percent of Total Investments	0.90%
C000030067 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030067 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030067 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030067 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000030067 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000030067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000030067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030067 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030067 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030067 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147391 | Keysight Technologies Inc8616629
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147391 | Cheniere Energy Inc8616450
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147391 | Howmet Aerospace Inc8616601
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147391 | Genpact Ltd8616577
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147391 | Allstate Corp/The8616377
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147391 | Cboe Global Markets Inc8616439
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147391 | Ross Stores Inc8616735
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147391 | Expedia Group Inc8616548
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147391 | M&T Bank Corp8616649
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147391 | Hasbro Inc8616591
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147391 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147391 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000147391 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147391 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000147391 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147391 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000147391 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147391 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000147391 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147391 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000147391 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000147391 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000147391 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000147391 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147391 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018203 | AT&T Inc8618616
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018203 | Verizon Communications Inc8619349
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018203 | Gilead Sciences Inc8618891
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018203 | Cisco Systems Inc8618720
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018203 | Bristol-Myers Squibb Co8618657
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018203 | Amdocs Ltd8618571
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018203 | International Business Machines Corp8618962
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018203 | Bank of New York Mellon Corp/The8618636
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018203 | Altria Group Inc8618565
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018203 | Cardinal Health Inc8618675
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018203 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018203 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018203 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018203 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018203 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018203 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018203 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000018203 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000018203 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000018203 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018203 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000018203 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000018203 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000036885 | AT&T Inc8618616
Holdings [Line Items]
Percent of Total Investments	2.20%
C000036885 | Verizon Communications Inc8619349
Holdings [Line Items]
Percent of Total Investments	2.10%
C000036885 | Gilead Sciences Inc8618891
Holdings [Line Items]
Percent of Total Investments	2.00%
C000036885 | Cisco Systems Inc8618720
Holdings [Line Items]
Percent of Total Investments	2.00%
C000036885 | Bristol-Myers Squibb Co8618657
Holdings [Line Items]
Percent of Total Investments	1.80%
C000036885 | Amdocs Ltd8618571
Holdings [Line Items]
Percent of Total Investments	1.50%
C000036885 | International Business Machines Corp8618962
Holdings [Line Items]
Percent of Total Investments	1.50%
C000036885 | Bank of New York Mellon Corp/The8618636
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036885 | Altria Group Inc8618565
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036885 | Cardinal Health Inc8618675
Holdings [Line Items]
Percent of Total Investments	1.30%
C000036885 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036885 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000036885 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000036885 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000036885 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000036885 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000036885 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000036885 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000036885 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000036885 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000036885 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000036885 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000036885 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000147394 | AT&T Inc8618616
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147394 | Verizon Communications Inc8619349
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147394 | Gilead Sciences Inc8618891
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147394 | Cisco Systems Inc8618720
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147394 | Bristol-Myers Squibb Co8618657
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147394 | Amdocs Ltd8618571
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147394 | International Business Machines Corp8618962
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147394 | Bank of New York Mellon Corp/The8618636
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147394 | Altria Group Inc8618565
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147394 | Cardinal Health Inc8618675
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147394 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147394 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147394 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147394 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147394 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147394 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147394 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000147394 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000147394 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000147394 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000147394 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000147394 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000147394 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000030063 | AT&T Inc8620045
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030063 | Cisco Systems Inc8620089
Holdings [Line Items]
Percent of Total Investments	1.70%
C000030063 | Motorola Solutions Inc8620214
Holdings [Line Items]
Percent of Total Investments	1.50%
C000030063 | Kimberly-Clark Corp8620184
Holdings [Line Items]
Percent of Total Investments	1.40%
C000030063 | Boston Scientific Corp8620057
Holdings [Line Items]
Percent of Total Investments	1.40%
C000030063 | Microsoft Corp8620209
Holdings [Line Items]
Percent of Total Investments	1.40%
C000030063 | Koninklijke Ahold Delhaize NV8619963
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030063 | Electronic Arts Inc8620126
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030063 | Johnson & Johnson8620182
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030063 | McKesson Corp8620199
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030063 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030063 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030063 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030063 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030063 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030063 | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030063 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030063 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030063 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030063 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030063 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030063 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000036887 | AT&T Inc8620045
Holdings [Line Items]
Percent of Total Investments	2.00%
C000036887 | Cisco Systems Inc8620089
Holdings [Line Items]
Percent of Total Investments	1.70%
C000036887 | Motorola Solutions Inc8620214
Holdings [Line Items]
Percent of Total Investments	1.50%
C000036887 | Kimberly-Clark Corp8620184
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036887 | Boston Scientific Corp8620057
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036887 | Microsoft Corp8620209
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036887 | Koninklijke Ahold Delhaize NV8619963
Holdings [Line Items]
Percent of Total Investments	1.30%
C000036887 | Electronic Arts Inc8620126
Holdings [Line Items]
Percent of Total Investments	1.30%
C000036887 | Johnson & Johnson8620182
Holdings [Line Items]
Percent of Total Investments	1.30%
C000036887 | McKesson Corp8620199
Holdings [Line Items]
Percent of Total Investments	1.30%
C000036887 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000036887 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000036887 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000036887 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000036887 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000036887 | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000036887 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000036887 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000036887 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000036887 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000036887 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000036887 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000147396 | AT&T Inc8620045
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147396 | Cisco Systems Inc8620089
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147396 | Motorola Solutions Inc8620214
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147396 | Kimberly-Clark Corp8620184
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147396 | Boston Scientific Corp8620057
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147396 | Microsoft Corp8620209
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147396 | Koninklijke Ahold Delhaize NV8619963
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147396 | Electronic Arts Inc8620126
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147396 | Johnson & Johnson8620182
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147396 | McKesson Corp8620199
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147396 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147396 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147396 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147396 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147396 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147396 | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147396 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147396 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147396 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000147396 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147396 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000147396 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000047774 | Progressive Corp/The8620505
Holdings [Line Items]
Percent of Total Investments	2.30%
C000047774 | AutoZone Inc8620590
Holdings [Line Items]
Percent of Total Investments	2.10%
C000047774 | Waste Management Inc8620558
Holdings [Line Items]
Percent of Total Investments	1.90%
C000047774 | AT&T Inc8620586
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047774 | Northrop Grumman Corp8620488
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047774 | Elevance Health Inc8620369
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047774 | Verizon Communications Inc8620554
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047774 | Aflac Inc8620314
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047774 | Walmart Inc8620556
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047774 | Microsoft Corp8620467
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047774 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047774 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047774 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047774 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000047774 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047774 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047774 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000047774 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000047774 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000047774 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000047774 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000047774 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000047774 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000147398 | Progressive Corp/The8620505
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147398 | AutoZone Inc8620590
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147398 | Waste Management Inc8620558
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147398 | AT&T Inc8620586
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147398 | Northrop Grumman Corp8620488
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147398 | Elevance Health Inc8620369
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147398 | Verizon Communications Inc8620554
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147398 | Aflac Inc8620314
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147398 | Walmart Inc8620556
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147398 | Microsoft Corp8620467
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147398 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147398 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147398 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147398 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000147398 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147398 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147398 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000147398 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000147398 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000147398 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000147398 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000147398 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000147398 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000171910 | Novartis AG8620775
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171910 | Deutsche Telekom AG8620819
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171910 | Koninklijke Ahold Delhaize NV8621359
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171910 | Orange SA8620941
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171910 | Imperial Brands PLC8621002
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171910 | Engie SA8620930
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171910 | Tesco PLC8621035
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171910 | GSK PLC8620989
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171910 | Roche Holding AG8620779
Holdings [Line Items]
Percent of Total Investments	1.00%
C000171910 | Swiss Re AG8620797
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171910 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171910 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171910 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171910 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000171910 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171910 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000171910 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000171910 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000171910 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171910 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171910 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171910 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000171911 | Novartis AG8620775
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171911 | Deutsche Telekom AG8620819
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171911 | Koninklijke Ahold Delhaize NV8621359
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171911 | Orange SA8620941
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171911 | Imperial Brands PLC8621002
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171911 | Engie SA8620930
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171911 | Tesco PLC8621035
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171911 | GSK PLC8620989
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171911 | Roche Holding AG8620779
Holdings [Line Items]
Percent of Total Investments	1.00%
C000171911 | Swiss Re AG8620797
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171911 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171911 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171911 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171911 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000171911 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171911 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000171911 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000171911 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000171911 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171911 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171911 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171911 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018189 | American Tower Corp8619421
Holdings [Line Items]
Percent of Total Investments	6.60%
C000018189 | Equinix Inc8619442
Holdings [Line Items]
Percent of Total Investments	6.40%
C000018189 | Prologis Inc8619486
Holdings [Line Items]
Percent of Total Investments	5.90%
C000018189 | Welltower Inc8619510
Holdings [Line Items]
Percent of Total Investments	5.60%
C000018189 | Ventas Inc8619504
Holdings [Line Items]
Percent of Total Investments	4.50%
C000018189 | Digital Realty Trust Inc8619439
Holdings [Line Items]
Percent of Total Investments	4.00%
C000018189 | Extra Space Storage Inc8619445
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018189 | Invitation Homes Inc8619457
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018189 | UDR Inc8619502
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018189 | Realty Income Corp8619490
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018189 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000018189 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000036883 | American Tower Corp8619421
Holdings [Line Items]
Percent of Total Investments	6.60%
C000036883 | Equinix Inc8619442
Holdings [Line Items]
Percent of Total Investments	6.40%
C000036883 | Prologis Inc8619486
Holdings [Line Items]
Percent of Total Investments	5.90%
C000036883 | Welltower Inc8619510
Holdings [Line Items]
Percent of Total Investments	5.60%
C000036883 | Ventas Inc8619504
Holdings [Line Items]
Percent of Total Investments	4.50%
C000036883 | Digital Realty Trust Inc8619439
Holdings [Line Items]
Percent of Total Investments	4.00%
C000036883 | Extra Space Storage Inc8619445
Holdings [Line Items]
Percent of Total Investments	3.70%
C000036883 | Invitation Homes Inc8619457
Holdings [Line Items]
Percent of Total Investments	3.70%
C000036883 | UDR Inc8619502
Holdings [Line Items]
Percent of Total Investments	3.00%
C000036883 | Realty Income Corp8619490
Holdings [Line Items]
Percent of Total Investments	2.90%
C000036883 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000036883 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147385 | American Tower Corp8619421
Holdings [Line Items]
Percent of Total Investments	6.60%
C000147385 | Equinix Inc8619442
Holdings [Line Items]
Percent of Total Investments	6.40%
C000147385 | Prologis Inc8619486
Holdings [Line Items]
Percent of Total Investments	5.90%
C000147385 | Welltower Inc8619510
Holdings [Line Items]
Percent of Total Investments	5.60%
C000147385 | Ventas Inc8619504
Holdings [Line Items]
Percent of Total Investments	4.50%
C000147385 | Digital Realty Trust Inc8619439
Holdings [Line Items]
Percent of Total Investments	4.00%
C000147385 | Extra Space Storage Inc8619445
Holdings [Line Items]
Percent of Total Investments	3.70%
C000147385 | Invitation Homes Inc8619457
Holdings [Line Items]
Percent of Total Investments	3.70%
C000147385 | UDR Inc8619502
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147385 | Realty Income Corp8619490
Holdings [Line Items]
Percent of Total Investments	2.90%
C000147385 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000147385 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018187 | U.S. Treasury Notes8614872
Holdings [Line Items]
Percent of Total Investments	6.30%
C000018187 | U.S. Treasury Bonds8614876
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018187 | U.S. Treasury Notes8614869
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018187 | U.S. Treasury Notes8614870
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018187 | U.S. Treasury Notes8614873
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018187 | U.S. Treasury Bonds8614875
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018187 | U.S. Treasury Notes8618378
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018187 | U.S. Treasury Bonds8618398
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018187 | FNMA8615542
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018187 | GNMA8618215
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018187 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018187 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018187 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018187 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018187 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000018187 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018187 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018187 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018187 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018187 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018187 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018187 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018187 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000018186 | U.S. Treasury Notes8614872
Holdings [Line Items]
Percent of Total Investments	6.30%
C000018186 | U.S. Treasury Bonds8614876
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018186 | U.S. Treasury Notes8614869
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018186 | U.S. Treasury Notes8614870
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018186 | U.S. Treasury Notes8614873
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018186 | U.S. Treasury Bonds8614875
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018186 | U.S. Treasury Notes8618378
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018186 | U.S. Treasury Bonds8618398
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018186 | FNMA8615542
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018186 | GNMA8618215
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018186 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018186 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018186 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018186 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018186 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018186 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018186 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018186 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018186 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018186 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018186 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018186 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018186 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018186 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000018186 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018186 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018186 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018186 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018186 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018186 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018186 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018186 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000147384 | U.S. Treasury Notes8614872
Holdings [Line Items]
Percent of Total Investments	6.30%
C000147384 | U.S. Treasury Bonds8614876
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147384 | U.S. Treasury Notes8614869
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147384 | U.S. Treasury Notes8614870
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147384 | U.S. Treasury Notes8614873
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147384 | U.S. Treasury Bonds8614875
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147384 | U.S. Treasury Notes8618378
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147384 | U.S. Treasury Bonds8618398
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147384 | FNMA8615542
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147384 | GNMA8618215
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147384 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147384 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147384 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147384 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147384 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000147384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147384 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147384 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147384 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000147384 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147384 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000147384 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147384 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147384 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147384 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147384 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147384 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000147384 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000147384 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000018196 | DISH Network8614034
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018196 | CCO Holdings8611754
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018196 | Zayo Group Holdings8614405
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018196 | Voya CLO8611025
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018196 | Benefit Street Partners CLO V-B8611426
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018196 | CCO Holdings8611750
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | CCO Holdings8611748
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | TCP Whitney CLO8611008
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | 1261229 BC8614724
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | Benefit Street Partners CLO X8611401
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018196 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018196 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018196 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018196 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000018196 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018196 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000018196 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000018196 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000018196 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018196 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000018196 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018196 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018196 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000018196 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018196 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018196 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018196 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000036884 | DISH Network8614034
Holdings [Line Items]
Percent of Total Investments	0.50%
C000036884 | CCO Holdings8611754
Holdings [Line Items]
Percent of Total Investments	0.50%
C000036884 | Zayo Group Holdings8614405
Holdings [Line Items]
Percent of Total Investments	0.50%
C000036884 | Voya CLO8611025
Holdings [Line Items]
Percent of Total Investments	0.50%
C000036884 | Benefit Street Partners CLO V-B8611426
Holdings [Line Items]
Percent of Total Investments	0.50%
C000036884 | CCO Holdings8611750
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | CCO Holdings8611748
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | TCP Whitney CLO8611008
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | 1261229 BC8614724
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | Benefit Street Partners CLO X8611401
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000036884 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000036884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000036884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000036884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000036884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000036884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000036884 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000036884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000036884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000036884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000036884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000036884 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036884 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000036884 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000036884 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036884 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000036884 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147389 | DISH Network8614034
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147389 | CCO Holdings8611754
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147389 | Zayo Group Holdings8614405
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147389 | Voya CLO8611025
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147389 | Benefit Street Partners CLO V-B8611426
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147389 | CCO Holdings8611750
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | CCO Holdings8611748
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | TCP Whitney CLO8611008
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | 1261229 BC8614724
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | Benefit Street Partners CLO X8611401
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147389 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147389 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147389 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000147389 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000147389 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147389 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000147389 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000147389 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000147389 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000147389 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000147389 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147389 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147389 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000147389 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000147389 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147389 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147389 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167937 | Goldman Sachs & Co8612778
Holdings [Line Items]
Percent of Total Investments	10.40%
C000167937 | Bank of America Securities8612777
Holdings [Line Items]
Percent of Total Investments	9.20%
C000167937 | Landesbank Baden-Wuerttemberg8612939
Holdings [Line Items]
Percent of Total Investments	3.60%
C000167937 | Cabot Trail Funding8612905
Holdings [Line Items]
Percent of Total Investments	3.60%
C000167937 | Chesham Finance8612909
Holdings [Line Items]
Percent of Total Investments	3.10%
C000167937 | Chesham Finance8612912
Holdings [Line Items]
Percent of Total Investments	2.50%
C000167937 | TD Securities8612779
Holdings [Line Items]
Percent of Total Investments	2.40%
C000167937 | DBS Bank8612922
Holdings [Line Items]
Percent of Total Investments	1.50%
C000167937 | National Westminster Bank8612960
Holdings [Line Items]
Percent of Total Investments	1.20%
C000167937 | Alinghi Funding8612886
Holdings [Line Items]
Percent of Total Investments	0.90%
C000167937 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167937 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167937 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000167937 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000167937 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000167938 | Goldman Sachs & Co8612778
Holdings [Line Items]
Percent of Total Investments	10.40%
C000167938 | Bank of America Securities8612777
Holdings [Line Items]
Percent of Total Investments	9.20%
C000167938 | Landesbank Baden-Wuerttemberg8612939
Holdings [Line Items]
Percent of Total Investments	3.60%
C000167938 | Cabot Trail Funding8612905
Holdings [Line Items]
Percent of Total Investments	3.60%
C000167938 | Chesham Finance8612909
Holdings [Line Items]
Percent of Total Investments	3.10%
C000167938 | Chesham Finance8612912
Holdings [Line Items]
Percent of Total Investments	2.50%
C000167938 | TD Securities8612779
Holdings [Line Items]
Percent of Total Investments	2.40%
C000167938 | DBS Bank8612922
Holdings [Line Items]
Percent of Total Investments	1.50%
C000167938 | National Westminster Bank8612960
Holdings [Line Items]
Percent of Total Investments	1.20%
C000167938 | Alinghi Funding8612886
Holdings [Line Items]
Percent of Total Investments	0.90%
C000167938 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167938 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167938 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000167938 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000167938 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000167939 | Iowa State, Finance Authority, Disaster Area Economic Development8613060
Holdings [Line Items]
Percent of Total Investments	3.60%
C000167939 | Wanaque8613038
Holdings [Line Items]
Percent of Total Investments	3.50%
C000167939 | Lucie County8613086
Holdings [Line Items]
Percent of Total Investments	3.40%
C000167939 | Pennsylvania State, Turnpike Commission8613079
Holdings [Line Items]
Percent of Total Investments	3.10%
C000167939 | Colorado Springs8613044
Holdings [Line Items]
Percent of Total Investments	2.90%
C000167939 | New York City, Transitional Finance Authority, Future Tax Secured Revenue8613072
Holdings [Line Items]
Percent of Total Investments	2.50%
C000167939 | Massachusetts Bay, Transportation Authority8613010
Holdings [Line Items]
Percent of Total Investments	2.40%
C000167939 | Lincoln, Electric System Revenue8613005
Holdings [Line Items]
Percent of Total Investments	2.40%
C000167939 | Nashville & Davidson County, Water & Sewer Revenue8613016
Holdings [Line Items]
Percent of Total Investments	2.40%
C000167939 | Colorado State, Health Facilities Authority8613046
Holdings [Line Items]
Percent of Total Investments	2.10%
C000167939 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	83.80%
C000167939 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000167940 | Iowa State, Finance Authority, Disaster Area Economic Development8613060
Holdings [Line Items]
Percent of Total Investments	3.60%
C000167940 | Wanaque8613038
Holdings [Line Items]
Percent of Total Investments	3.50%
C000167940 | Lucie County8613086
Holdings [Line Items]
Percent of Total Investments	3.40%
C000167940 | Pennsylvania State, Turnpike Commission8613079
Holdings [Line Items]
Percent of Total Investments	3.10%
C000167940 | Colorado Springs8613044
Holdings [Line Items]
Percent of Total Investments	2.90%
C000167940 | New York City, Transitional Finance Authority, Future Tax Secured Revenue8613072
Holdings [Line Items]
Percent of Total Investments	2.50%
C000167940 | Massachusetts Bay, Transportation Authority8613010
Holdings [Line Items]
Percent of Total Investments	2.40%
C000167940 | Lincoln, Electric System Revenue8613005
Holdings [Line Items]
Percent of Total Investments	2.40%
C000167940 | Nashville & Davidson County, Water & Sewer Revenue8613016
Holdings [Line Items]
Percent of Total Investments	2.40%
C000167940 | Colorado State, Health Facilities Authority8613046
Holdings [Line Items]
Percent of Total Investments	2.10%
C000167940 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	83.80%
C000167940 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000036881 | U.S. Treasury Inflation Protected Securities8623860
Holdings [Line Items]
Percent of Total Investments	6.80%
C000036881 | U.S. Treasury Inflation Protected Securities8623862
Holdings [Line Items]
Percent of Total Investments	6.70%
C000036881 | U.S. Treasury Inflation Protected Securities8623899
Holdings [Line Items]
Percent of Total Investments	6.40%
C000036881 | U.S. Treasury Inflation Protected Securities8623889
Holdings [Line Items]
Percent of Total Investments	6.20%
C000036881 | U.S. Treasury Inflation Protected Securities8623892
Holdings [Line Items]
Percent of Total Investments	6.00%
C000036881 | U.S. Treasury Inflation Protected Securities8623875
Holdings [Line Items]
Percent of Total Investments	5.90%
C000036881 | U.S. Treasury Inflation Protected Securities8623877
Holdings [Line Items]
Percent of Total Investments	5.90%
C000036881 | U.S. Treasury Inflation Protected Securities8623868
Holdings [Line Items]
Percent of Total Investments	5.40%
C000036881 | U.S. Treasury Inflation Protected Securities8623883
Holdings [Line Items]
Percent of Total Investments	5.30%
C000036881 | U.S. Treasury Inflation Protected Securities8623885
Holdings [Line Items]
Percent of Total Investments	5.20%
C000036881 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000036881 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000147397 | U.S. Treasury Inflation Protected Securities8623860
Holdings [Line Items]
Percent of Total Investments	6.80%
C000147397 | U.S. Treasury Inflation Protected Securities8623862
Holdings [Line Items]
Percent of Total Investments	6.70%
C000147397 | U.S. Treasury Inflation Protected Securities8623899
Holdings [Line Items]
Percent of Total Investments	6.40%
C000147397 | U.S. Treasury Inflation Protected Securities8623889
Holdings [Line Items]
Percent of Total Investments	6.20%
C000147397 | U.S. Treasury Inflation Protected Securities8623892
Holdings [Line Items]
Percent of Total Investments	6.00%
C000147397 | U.S. Treasury Inflation Protected Securities8623875
Holdings [Line Items]
Percent of Total Investments	5.90%
C000147397 | U.S. Treasury Inflation Protected Securities8623877
Holdings [Line Items]
Percent of Total Investments	5.90%
C000147397 | U.S. Treasury Inflation Protected Securities8623868
Holdings [Line Items]
Percent of Total Investments	5.40%
C000147397 | U.S. Treasury Inflation Protected Securities8623883
Holdings [Line Items]
Percent of Total Investments	5.30%
C000147397 | U.S. Treasury Inflation Protected Securities8623885
Holdings [Line Items]
Percent of Total Investments	5.20%
C000147397 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147397 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000158774 | Apple Inc8614187
Holdings [Line Items]
Percent of Total Investments	5.20%
C000158774 | Microsoft Corp8614505
Holdings [Line Items]
Percent of Total Investments	4.40%
C000158774 | NVIDIA Corp8614539
Holdings [Line Items]
Percent of Total Investments	4.20%
C000158774 | Amazon.com Inc8614168
Holdings [Line Items]
Percent of Total Investments	2.80%
C000158774 | Meta Platforms Inc8614498
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158774 | Berkshire Hathaway Inc8614213
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158774 | Alphabet Inc8614164
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158774 | Interest Rate Swap OIS 4.35 11/02/20318614744
Holdings [Line Items]
Percent of Total Investments	1.30%
C000158774 | Broadcom Inc8614224
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158774 | Alphabet Inc8614165
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158774 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000158774 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158774 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158774 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158774 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158774 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158774 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158774 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000158774 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158774 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000158774 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000158774 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000158774 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000158774 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158774 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158774 | Written Swaption
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000158774 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000158774 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000158774 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158775 | Apple Inc8614187
Holdings [Line Items]
Percent of Total Investments	5.20%
C000158775 | Microsoft Corp8614505
Holdings [Line Items]
Percent of Total Investments	4.40%
C000158775 | NVIDIA Corp8614539
Holdings [Line Items]
Percent of Total Investments	4.20%
C000158775 | Amazon.com Inc8614168
Holdings [Line Items]
Percent of Total Investments	2.80%
C000158775 | Meta Platforms Inc8614498
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158775 | Berkshire Hathaway Inc8614213
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158775 | Alphabet Inc8614164
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158775 | Interest Rate Swap OIS 4.35 11/02/20318614744
Holdings [Line Items]
Percent of Total Investments	1.30%
C000158775 | Broadcom Inc8614224
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158775 | Alphabet Inc8614165
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158775 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000158775 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158775 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158775 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158775 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158775 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158775 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158775 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000158775 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158775 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000158775 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000158775 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000158775 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000158775 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158775 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158775 | Written Swaption
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000158775 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000158775 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000158775 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085250 | Merger Fund8623909
Holdings [Line Items]
Percent of Total Investments	21.00%
C000085250 | U.S. Treasury Bills8624680
Holdings [Line Items]
Percent of Total Investments	1.40%
C000085250 | Wynn Resorts Ltd8624044
Holdings [Line Items]
Percent of Total Investments	1.10%
C000085250 | Penn Entertainment Inc8624026
Holdings [Line Items]
Percent of Total Investments	1.10%
C000085250 | Healthcare Realty Trust Inc8624003
Holdings [Line Items]
Percent of Total Investments	0.90%
C000085250 | Franklin Resources Inc8624001
Holdings [Line Items]
Percent of Total Investments	0.90%
C000085250 | EquipmentShare.com8624760
Holdings [Line Items]
Percent of Total Investments	0.90%
C000085250 | Zoom Video Communications Inc8624048
Holdings [Line Items]
Percent of Total Investments	0.90%
C000085250 | U.S. Treasury Bills8624684
Holdings [Line Items]
Percent of Total Investments	0.80%
C000085250 | U.S. Treasury Bills8624686
Holdings [Line Items]
Percent of Total Investments	0.80%
C000085250 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085250 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000085250 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085250 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000085250 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000085250 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085250 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000085250 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085250 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000085250 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000085250 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085250 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000085250 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085250 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000085250 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085250 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000085250 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000147402 | Merger Fund8623909
Holdings [Line Items]
Percent of Total Investments	21.00%
C000147402 | U.S. Treasury Bills8624680
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147402 | Wynn Resorts Ltd8624044
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147402 | Penn Entertainment Inc8624026
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147402 | Healthcare Realty Trust Inc8624003
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147402 | Franklin Resources Inc8624001
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147402 | EquipmentShare.com8624760
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147402 | Zoom Video Communications Inc8624048
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147402 | U.S. Treasury Bills8624684
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147402 | U.S. Treasury Bills8624686
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147402 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147402 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000147402 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147402 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000147402 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000147402 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147402 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000147402 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147402 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000147402 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147402 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147402 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147402 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000147402 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000147402 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147402 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147402 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000243126 | DOLLAR INDEX JUN258598912
Holdings [Line Items]
Percent of Total Investments	0.30%
C000243126 | S&P500 EMINI FUT JUN258598917
Holdings [Line Items]
Percent of Total Investments	0.20%
C000243126 | 3 MONTH SOFR FUT SEP268598932
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243126 | EURO FX CURR FUT JUN258598914
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243126 | C$ CURRENCY FUT JUN258598910
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243126 | US LONG BOND(CBT) JUN258598936
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243126 | JPN YEN CURR FUT JUN258598921
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243126 | US LONG BOND(CBT) JUN258598938
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243126 | S&P MID 400 EMINI JUN258598919
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243126 | AUDUSD CRNCY FUT JUN258598909
Holdings [Line Items]
Percent of Total Investments	0.80%
C000243126 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000243125 | DOLLAR INDEX JUN258598912
Holdings [Line Items]
Percent of Total Investments	0.30%
C000243125 | S&P500 EMINI FUT JUN258598917
Holdings [Line Items]
Percent of Total Investments	0.20%
C000243125 | 3 MONTH SOFR FUT SEP268598932
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243125 | EURO FX CURR FUT JUN258598914
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243125 | C$ CURRENCY FUT JUN258598910
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243125 | US LONG BOND(CBT) JUN258598936
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243125 | JPN YEN CURR FUT JUN258598921
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243125 | US LONG BOND(CBT) JUN258598938
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243125 | S&P MID 400 EMINI JUN258598919
Holdings [Line Items]
Percent of Total Investments	0.00%
C000243125 | AUDUSD CRNCY FUT JUN258598909
Holdings [Line Items]
Percent of Total Investments	0.80%
C000243125 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000109624 | U.S. Treasury Bills8624916
Holdings [Line Items]
Percent of Total Investments	4.80%
C000109624 | U.S. Treasury Bills8606478
Holdings [Line Items]
Percent of Total Investments	4.30%
C000109624 | U.S. Treasury Bills8606458
Holdings [Line Items]
Percent of Total Investments	2.70%
C000109624 | U.S. Treasury Inflation Protected Securities8624970
Holdings [Line Items]
Percent of Total Investments	1.90%
C000109624 | U.S. Treasury Inflation Protected Securities8624978
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109624 | U.S. Treasury Inflation Protected Securities8624987
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109624 | U.S. Treasury Bills8606460
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109624 | U.S. Treasury Inflation Protected Securities8624972
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109624 | U.S. Treasury Inflation Protected Securities8624985
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109624 | U.S. Treasury Inflation Protected Securities8624989
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109624 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109624 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000109624 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000109624 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109624 | Forward
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000109624 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000109624 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109624 | Foreign Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147403 | U.S. Treasury Bills8624916
Holdings [Line Items]
Percent of Total Investments	4.80%
C000147403 | U.S. Treasury Bills8606478
Holdings [Line Items]
Percent of Total Investments	4.30%
C000147403 | U.S. Treasury Bills8606458
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147403 | U.S. Treasury Inflation Protected Securities8624970
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147403 | U.S. Treasury Inflation Protected Securities8624978
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147403 | U.S. Treasury Inflation Protected Securities8624987
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147403 | U.S. Treasury Bills8606460
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147403 | U.S. Treasury Inflation Protected Securities8624972
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147403 | U.S. Treasury Inflation Protected Securities8624985
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147403 | U.S. Treasury Inflation Protected Securities8624989
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147403 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147403 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000147403 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000147403 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147403 | Forward
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000147403 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000147403 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147403 | Foreign Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | SPDR Blackstone Senior Loan ETF8625131
Holdings [Line Items]
Percent of Total Investments	0.60%
C000109625 | Invesco Senior Loan ETF8625129
Holdings [Line Items]
Percent of Total Investments	0.60%
C000109625 | Altria Group Inc8626140
Holdings [Line Items]
Percent of Total Investments	0.50%
C000109625 | CME Group Inc8626157
Holdings [Line Items]
Percent of Total Investments	0.50%
C000109625 | Philip Morris International Inc8626218
Holdings [Line Items]
Percent of Total Investments	0.50%
C000109625 | AbbVie Inc8626138
Holdings [Line Items]
Percent of Total Investments	0.50%
C000109625 | Oversea-Chinese Banking Corp Ltd8626125
Holdings [Line Items]
Percent of Total Investments	0.40%
C000109625 | Johnson & Johnson8626194
Holdings [Line Items]
Percent of Total Investments	0.40%
C000109625 | Oracle8626039
Holdings [Line Items]
Percent of Total Investments	0.40%
C000109625 | DBS Group Holdings Ltd8626121
Holdings [Line Items]
Percent of Total Investments	0.40%
C000109625 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109625 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109625 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109625 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109625 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000109625 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000109625 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109625 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109625 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109625 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000109625 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000109625 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000109625 | Forward
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000109625 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000109625 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000109625 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000109625 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000109625 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109625 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109625 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000147404 | SPDR Blackstone Senior Loan ETF8625131
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147404 | Invesco Senior Loan ETF8625129
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147404 | Altria Group Inc8626140
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147404 | CME Group Inc8626157
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147404 | Philip Morris International Inc8626218
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147404 | AbbVie Inc8626138
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147404 | Oversea-Chinese Banking Corp Ltd8626125
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147404 | Johnson & Johnson8626194
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147404 | Oracle8626039
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147404 | DBS Group Holdings Ltd8626121
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147404 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147404 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147404 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147404 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000147404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000147404 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147404 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147404 | Forward
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000147404 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000147404 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000147404 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000147404 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000147404 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147404 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147404 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000109626 | U.S. Treasury Inflation Protected Securities8627073
Holdings [Line Items]
Percent of Total Investments	17.60%
C000109626 | U.S. Treasury Inflation Protected Securities8627069
Holdings [Line Items]
Percent of Total Investments	13.80%
C000109626 | U.S. Treasury Bills8606494
Holdings [Line Items]
Percent of Total Investments	1.90%
C000109626 | Exxon Mobil Corp8626648
Holdings [Line Items]
Percent of Total Investments	1.90%
C000109626 | U.S. Treasury Notes8606507
Holdings [Line Items]
Percent of Total Investments	1.70%
C000109626 | U.S. Treasury Inflation Protected Securities8627071
Holdings [Line Items]
Percent of Total Investments	1.50%
C000109626 | U.S. Treasury Notes8606511
Holdings [Line Items]
Percent of Total Investments	1.40%
C000109626 | U.S. Treasury Bills8606492
Holdings [Line Items]
Percent of Total Investments	1.30%
C000109626 | U.S. Treasury Bills8606503
Holdings [Line Items]
Percent of Total Investments	1.20%
C000109626 | U.S. Treasury Notes8606520
Holdings [Line Items]
Percent of Total Investments	1.20%
C000109626 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109626 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109626 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000109626 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109626 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109626 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109626 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000109626 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109626 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000109626 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109626 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000109626 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109626 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000109626 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109626 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109626 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000109626 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109626 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000109626 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000109626 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109626 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109626 | Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109626 | Foreign Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109626 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000147405 | U.S. Treasury Inflation Protected Securities8627073
Holdings [Line Items]
Percent of Total Investments	17.60%
C000147405 | U.S. Treasury Inflation Protected Securities8627069
Holdings [Line Items]
Percent of Total Investments	13.80%
C000147405 | U.S. Treasury Bills8606494
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147405 | Exxon Mobil Corp8626648
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147405 | U.S. Treasury Notes8606507
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147405 | U.S. Treasury Inflation Protected Securities8627071
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147405 | U.S. Treasury Notes8606511
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147405 | U.S. Treasury Bills8606492
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147405 | U.S. Treasury Bills8606503
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147405 | U.S. Treasury Notes8606520
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147405 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000147405 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147405 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147405 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147405 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147405 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147405 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147405 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147405 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147405 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147405 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147405 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147405 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000147405 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147405 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147405 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147405 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147405 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147405 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147405 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147405 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147405 | Cash Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147405 | Foreign Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147405 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000109627 | U.S. Treasury Bill8627980
Holdings [Line Items]
Percent of Total Investments	10.80%
C000109627 | FHLMC8627894
Holdings [Line Items]
Percent of Total Investments	1.90%
C000109627 | Janus Henderson AAA CLO ETF8627928
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109627 | Microsoft Corp8627831
Holdings [Line Items]
Percent of Total Investments	1.20%
C000109627 | Broadcom Inc8627823
Holdings [Line Items]
Percent of Total Investments	1.20%
C000109627 | Alphabet Inc8627817
Holdings [Line Items]
Percent of Total Investments	1.20%
C000109627 | NVIDIA Corp8627833
Holdings [Line Items]
Percent of Total Investments	1.20%
C000109627 | Meta Platforms Inc8627829
Holdings [Line Items]
Percent of Total Investments	1.10%
C000109627 | iShares iBoxx High Yield Corporate Bond ETF8627926
Holdings [Line Items]
Percent of Total Investments	0.90%
C000109627 | SPDR Bloomberg High Yield Bond ETF8627929
Holdings [Line Items]
Percent of Total Investments	0.80%
C000109627 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000109627 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000109627 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000109627 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109627 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000109627 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000109627 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000147406 | U.S. Treasury Bill8627980
Holdings [Line Items]
Percent of Total Investments	10.80%
C000147406 | FHLMC8627894
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147406 | Janus Henderson AAA CLO ETF8627928
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147406 | Microsoft Corp8627831
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147406 | Broadcom Inc8627823
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147406 | Alphabet Inc8627817
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147406 | NVIDIA Corp8627833
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147406 | Meta Platforms Inc8627829
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147406 | iShares iBoxx High Yield Corporate Bond ETF8627926
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147406 | SPDR Bloomberg High Yield Bond ETF8627929
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147406 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000147406 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147406 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000147406 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147406 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000147406 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000147406 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	7.70%